Accrued Expenses (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses [Abstract]
Compensation and benefits related	$ 3,233	$ 291
Professional services and other	865	103
Total accrued expenses	$ 4,098	$ 394